Lease liabilities (Tables)	9 Months Ended
Sep. 30, 2022
Lease liabilities.
Schedule of current and non current lease liabilities

	September 30,	December 31,
	2022	2021
	$’000	$’000

Current	74,563	50,560
Non‑current	403,339	325,541
Total lease liabilities	477,902	376,101

Schedule of contractual maturities of the lease liabilities

		Total
	Carrying	contractual	Within	2 ‑ 3	4 ‑ 5	Over 5
	value	cash flows	1 year	years	years	years
	$’000	$’000	$’000	$’000	$’000	$’000

September 30, 2022
Lease liabilities	477,902	845,031	78,798	149,453	129,489	487,291

December 31, 2021
Lease liabilities	376,101	700,877	54,303	106,015	99,573	440,986